Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of share-based payments
	For the Years Ended December 31,
	2022	2021	2020
Compensation and benefits	$-	$-	$934,800
Communication and technology	225,000	-	335,000
Marketing	206,250	-	363,000
Services fees	-	-	294,000
Professional fees	243,750	-	228,000
General and administrative	243,750	-	1,502,000
Total	$918,750	$-	$3,656,800